Financing Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financing Income And Expenses [Abstract]
Schedule of financing income and expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands
Financing Income
Net change in fair value of financial instruments mandatorily measured at fair value through profit or loss	509	110	-
Financing Expenses
Net foreign exchange loss	1,279	85	-
Interest expense on lease liabilities	9	5	1
Bank interest and commission expenses	11	3	-
Total Financial expenses	1,299	93	1

Financing expenses (income), net	790	(17)	1